Financial Assets and Financial Liabilities - Summary of Total Gains or Losses Recognized in Profit or Loss for The Period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period			₩ 0
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period			0
Net gains on financial instruments at fair value through profit or loss
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	₩ 125,170	₩ (364,765)	(107,729)
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	283,938	(45,787)	267,666
Other operating income (expense)
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	(37,947)	380,172	38,196
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	(24,367)	322,839	₩ 56,810
Net interest income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	0	0
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	₩ 0	₩ 0